Income Taxes (Tables) - Planet Labs Inc [Member]	12 Months Ended
Jan. 31, 2021
Summary of loss before income taxes
The components of the loss before income taxes are as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Domestic	$(127,599)	$(123,760)
Foreign	1,569	176

Total loss before income taxes	$(126,030)	$(123,584)

Summary of provision for (benefit from) income taxes
The provision for (benefit from) income taxes consists of the following (in thousands):

	Year Ended January 31,
(in thousands)	2021	2020
Current
Federal	$—	$—
State	23	29
Foreign	1,095	500

Total current tax provision	1,118	529

Deferred
Federal	60	—
State	30	—

Foreign	(135)	(399)

Total deferred tax benefit	(45)	(399)

Income tax provision	$1,073	$130

Summary of company's effective tax rates as a percentage of loss before income taxes
A reconciliation between the U.S. federal statutory income tax and the Company’s effective tax rates as a percentage of loss before income taxes is as follows:

	Year Ended January 31,
	2021	2020
Provision computed at federal statutory rate	21.0%	21.0%
States taxes, net of federal benefit	2.4	2.4
Foreign rate differential	(0.8)	(1.0)
Revaluation gain/loss	(5.0)	0.1
Tax credits	2.3	2.0
Change in valuation allowance	(21.3)	(23.9)
Other	0.5	(0.7)

Effective tax rate	(0.9)%	(0.1)%

Summary of company's deferred tax assets and liabilities
The components of the Company’s deferred tax assets and liabilities are as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Deferred tax assets
Net operating loss carryforwards	$92,570	$78,452
Tax Credit carryforwards	17,679	14,772
Stock-based compensation	4,013	3,033
Deferred revenue	5,239	10,356
Excess interest expense	6,799	4,253
Other	4,826	4,040

Total deferred tax assets	131,126	114,906
Valuation allowance	(126,270)	(102,758)

Total deferred tax assets	4,856	12,148
Deferred tax liabilities
Property and equipment	—	(6,816)
Intangible assets	(4,432)	(4,953)

Total deferred tax liabilities	(4,432)	(11,769)

Net deferred tax assets	$424	$379

Summary of net change in the total valuation allowance
The net change in the total valuation allowance is as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Valuation allowance, beginning of year	$102,758	$73,155
Change in valuation allowance	23,512	29,603

Valuation allowance, end of year	$126,270	$102,758

Summary of company's unrecognized tax benefits
The Company’s unrecognized tax benefits are as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Beginning of year	$3,918	$3,234
Additions based on tax positions related to the current year	796	684

End of year	$4,714	$3,918